Advanced Series Trust

Supplement dated November 26, 2012
to the Prospectus and Statement of Additional Information dated April 30, 2012, as Supplemented

Allstate Life Insurance Company
Allstate Life Insurance Company of New York

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

Supplement dated November 26, 2012
To Allstate Life Insurance Company
Prospectus dated May 1, 2012, as supplemented

Supplement dated November 26, 2012
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

This Supplement should be read and retained with the current Prospectus for your Annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

At a recent meeting of the Board of Trustees (the Board) of Advanced Series Trust (the Trust), the Board approved, subject to shareholder approval, the adoption of a Shareholder Services and Distribution Plan (the Plan) for the Trust  pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  At this same meeting, the Board called a shareholder meeting for Trust shareholders to consider and vote on whether or not to approve the Plan. Contract owners with investments in the affected Portfolios of the Trust as of the record date will receive a proxy statement seeking voting instructions on the proposal to adopt the Plan.  The record date is November 16, 2012, and the shareholder meeting date is currently February 14, 2013.

If the Plan is approved by shareholders, the Plan will be implemented on or about February 25, 2013.  If approved, an existing contractual administrative services fee of 0.10% average daily net assets will be eliminated and will be replaced by a distribution and services (12b-1) fee of 0.10% of the average daily net assets.  A more detailed supplement will be issued before any implementation of the Plan.

More information will be available in the proxy statement.  Once the final proxy statement is filed with the Securities and Exchange Commission, it will be posted on the Trust’s website, www.annuities.prudential.com/view/page/investor.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ACCESSCOMBO1